Principal Components of Deferred Income Tax Asset and Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax assets:
Accrued expenses	$ 835	¥ 5,743	¥ 37,990
Tax loss carry forward	17,159	117,978	41,185
Unrealized other income	293	2,012	2,662
Others	480	3,302
Gross deferred tax assets	18,767	129,035	81,837
Valuation allowance	(2,276)	(15,651)	(9,183)
Net deferred tax assets	16,491	113,384	72,654
Deferred tax liabilities:
Unrealized investment income	9,758	67,092	50,121
Net deferred tax liabilities (after offsetting)	$ 9,758	¥ 67,092	¥ 50,121